Contingent Liabilities and Financial Commitments - Tax Disputes - Additional Information (Details) € in Millions, £ in Millions, R$ in Millions, R in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 ZAR (R)
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period	5 years
Brazil | Tax Reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount		£ 320		R$ 1,436
South Africa | Tax Reassessment | British American Tobacco South Africa
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount		120			R 2,010
Netherlands | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount		177	€ 199
Additional tax reassessment amount		57	€ 64
Bangladesh | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount		£ 160